Revenue from sales and energy purchases (Details 1) $ in Millions	12 Months Ended
	Dec. 31, 2023 ARS ($) MWh	Dec. 31, 2022 ARS ($) MWh	Dec. 31, 2021 ARS ($) MWh
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 701,098	$ 640,994	$ 688,502
Small demand tariff [member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	13,585	13,052	12,373
Total - Revenue	$ 417,487	$ 351,439	$ 405,529
Medium demand segment [member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	1,552	1,529	1,447
Total - Revenue	$ 78,638	$ 65,506	$ 73,705
Large demand segment [member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	3,680	3,714	3,492
Total - Revenue	$ 174,939	$ 191,177	$ 173,070
Other demand segment [member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	4,721	4,531	4,398
Total - Revenue	$ 26,682	$ 29,023	$ 31,496
Subtotal sales of electricity member
IfrsStatementLineItems [Line Items]
Sale of energy | MWh | MWh	23,538	22,826	21,710
Total - Revenue	$ 697,746	$ 637,145	$ 683,800
Right of use of poles [member]
IfrsStatementLineItems [Line Items]
Total - Revenue	2,934	3,472	4,257
Connection and reconnection charges [member]
IfrsStatementLineItems [Line Items]
Total - Revenue	418	377	445
Subtotal other services [member]
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 3,352	$ 3,849	$ 4,702
Energy purchase [member]
IfrsStatementLineItems [Line Items]
Energy purchases | MWh | MWh	27,676	27,158	26,373
Energy purchases	$ (458,944)	$ (446,030)	$ (423,413)